DESCRIPTION OF THE PLAN - Transfers from Other Plans (Details) - Reliance, Inc. Master 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
DESCRIPTION OF THE PLAN
Transfers from other plans	$ 36,741,619
American Alloy Steel 401(k) Plan
DESCRIPTION OF THE PLAN
Transfers from other plans	23,505,710
Cooksey Iron & Metal Co., Inc. 401(k) Profit Sharing Plan
DESCRIPTION OF THE PLAN
Transfers from other plans	8,188,709
Southern Steel Supply 401(k) Plan
DESCRIPTION OF THE PLAN
Transfers from other plans	$ 5,047,200